FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Detailed information about financial instruments
The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Expenditure derivatives	FVTOCI
Equity derivatives	FVTPL [4]
Virtual power purchase agreement	FVTPL
[1]    Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.
[2]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
[3]    Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. All debt derivatives related to our senior notes and debentures and our lease liabilities are designated as hedges for accounting purposes and are measured at FVTOCI.
[4]    Subsequent changes are offset against stock-based compensation expense or recovery in "operating costs".
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior and subordinated notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities	Cross-currency interest rate exchange agreements Forward cross-currency interest rate exchange agreements Forward foreign exchange agreements
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price of our Class B Non-Voting Shares on stock-based compensation expense	Total return swap agreements
We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Financing receivables	Credit
Investments, measured at FVTOCI	Liquidity, market price, and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate
Lease liabilities	Liquidity and foreign exchange

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price
Virtual power purchase agreement	Credit, liquidity, and market price
[1]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
Below is a summary of our net (liability) asset position for our various derivatives and a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31, 2024
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	11,116	1.2510	13,906	1,194	224	970
As liabilities	6,550	1.3127	8,598	(842)	(5)	(837)
Short-term debt derivatives not accounted for as hedges:
As assets	666	1.4282	952	7	7	—
As liabilities	696	1.4421	1,004	(2)	(2)	—
Net mark-to-market debt derivative asset				357	224	133
Expenditure derivatives accounted for as cash flow hedges:
As assets	1,590	1.3362	2,125	132	105	27
Net mark-to-market expenditure derivative asset				132	105	27
Equity derivatives not accounted for as hedges:
As liabilities	—	—	320	(54)	(54)	—
Net mark-to-market equity derivative liability				(54)	(54)	—
Virtual power purchase agreement not accounted for as hedges:
As liabilities	—	—	—	(10)	(2)	(8)
Net mark-to-market virtual power purchase agreement				(10)	(2)	(8)
Net mark-to-market asset				425	273	152

	As at December 31, 2023
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	4,557	1.1583	5,278	599	29	570
As liabilities	10,550	1.3055	13,773	(1,069)	(26)	(1,043)
Short-term debt derivatives not accounted for as hedges:
As liabilities	3,354	1.3526	4,537	(101)	(101)	—
Net mark-to-market debt derivative liability				(571)	(98)	(473)
Expenditure derivatives accounted for as cash flow hedges:
As assets	600	1.3147	789	4	3	1
As liabilities	1,050	1.3315	1,398	(19)	(7)	(12)
Net mark-to-market expenditure derivative liability				(15)	(4)	(11)
Equity derivatives not accounted for as hedges:
As assets	—	—	324	48	48	—
Net mark-to-market liability				(538)	(54)	(484)

Analysis of age of financial assets that are past due but not impaired
Below is a summary of the aging of our customer accounts receivable, including financing receivables, net of the respective allowances for doubtful accounts.

	As at December 31
(In millions of dollars)	2024	2023

Customer accounts receivable
Unbilled financing receivables	3,530	3,212
Less than 30 days past billing date	1,419	1,270
30-60 days past billing date	334	324
61-90 days past billing date	122	118
Greater than 90 days past billing date	131	101

Total customer accounts receivable (net of allowances of $226 and $211, respectively)	5,536	5,025
Total contract assets (net of allowances of $1 and $2, respectively)	268	276

Total customer accounts receivable and contract assets	5,804	5,301

Below is a summary of the activity related to our allowance for doubtful accounts on total customer accounts receivable and contract assets.

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Balance, beginning of year		213	184
Allowance for doubtful accounts expense		259	176
Acquired in business combination	3	—	31
Net use		(245)	(178)

Balance, end of year		227	213

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2024 and 2023.

December 31, 2024	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,959	2,959	2,959	—	—	—
Accounts payable and accrued liabilities	4,059	4,059	4,059	—	—	—
Income tax payable	26	26	26	—	—	—
Long-term debt [1]	41,896	42,886	3,696	8,970	5,799	24,421
Lease liabilities	2,778	3,546	587	1,084	406	1,469
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,124	1,605	519	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,288)	(1,727)	(561)	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	22,506	2,572	3,565	1,684	14,685
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(25,421)	(2,758)	(3,957)	(1,799)	(16,907)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,958	1,958	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,963)	(1,963)	—	—	—
Net carrying amount of derivatives (asset)	(425)
	51,342	50,387	10,961	9,622	6,132	23,672
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on their respective five-year anniversaries.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2023	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,750	1,750	1,750	—	—	—
Accounts payable and accrued liabilities	4,221	4,221	4,221	—	—	—
Long-term debt [1]	40,855	41,895	1,100	8,607	8,351	23,837
Lease liabilities	2,593	3,283	504	1,002	405	1,372
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,187	1,591	596	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,182)	(1,587)	(595)	—	—
Equity derivative instruments	—	(48)	(48)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	19,051	228	3,197	2,625	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(19,980)	(228)	(3,154)	(2,711)	(13,887)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	4,538	4,538	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(4,437)	(4,437)	—	—	—
Net carrying amount of derivatives liability	538
	50,006	50,327	7,633	9,655	8,712	24,327
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on their respective five-year anniversaries.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2024.

(In millions of dollars)
2025	3,696
2026	4,220
2027	4,750
2028	1,500
2029	4,299
Thereafter	24,421
Total long-term debt	42,886
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2024.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	190	206	109	—	505
Purchase obligations [2]	635	781	494	924	2,834
Program rights [3]	856	921	586	1,082	3,445

Total commitments	1,681	1,908	1,189	2,006	6,784
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for periods in excess of one year at contract inception.

Disclosure of maturity analysis for derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2024 and 2023.

December 31, 2024	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,959	2,959	2,959	—	—	—
Accounts payable and accrued liabilities	4,059	4,059	4,059	—	—	—
Income tax payable	26	26	26	—	—	—
Long-term debt [1]	41,896	42,886	3,696	8,970	5,799	24,421
Lease liabilities	2,778	3,546	587	1,084	406	1,469
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,124	1,605	519	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,288)	(1,727)	(561)	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	22,506	2,572	3,565	1,684	14,685
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(25,421)	(2,758)	(3,957)	(1,799)	(16,907)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,958	1,958	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,963)	(1,963)	—	—	—
Net carrying amount of derivatives (asset)	(425)
	51,342	50,387	10,961	9,622	6,132	23,672
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on their respective five-year anniversaries.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2023	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,750	1,750	1,750	—	—	—
Accounts payable and accrued liabilities	4,221	4,221	4,221	—	—	—
Long-term debt [1]	40,855	41,895	1,100	8,607	8,351	23,837
Lease liabilities	2,593	3,283	504	1,002	405	1,372
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,187	1,591	596	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,182)	(1,587)	(595)	—	—
Equity derivative instruments	—	(48)	(48)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	19,051	228	3,197	2,625	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(19,980)	(228)	(3,154)	(2,711)	(13,887)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	4,538	4,538	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(4,437)	(4,437)	—	—	—
Net carrying amount of derivatives liability	538
	50,006	50,327	7,633	9,655	8,712	24,327
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on their respective five-year anniversaries.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Summary of net interest payments
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2024 and 2023.

December 31, 2024	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	1,925	3,303	2,528	13,480

December 31, 2023	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	2,049	3,784	2,608	14,201

Sensitivity analysis for interest rate risk
Below is a sensitivity analysis for significant exposures with respect to our expenditure derivatives, debt derivatives, interest rate derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2024 and 2023 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2024	2023	2024	2023
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	12	9
Short-term borrowings
1% change in interest rates	22	13	—	—
Bank credit facilities (floating)
1% change in interest rates	7	32	—	—

Net cash proceeds (payments) on debt derivatives and forward contracts
Below is a summary of the net cash proceeds on debt derivatives and forward contracts.

	Years ended December 31
(In millions of dollars)	2024	2023

Proceeds on debt derivatives related to US commercial paper	2,478	2,486
Proceeds on debt derivatives related to credit facility borrowings	23,368	47,126
Proceeds on debt derivatives related to senior notes	—	3,232
Proceeds on debt derivatives related to lease liabilities	203	185
Total proceeds on debt derivatives	26,049	53,029

Payments on debt derivatives related to US commercial paper	(2,466)	(2,506)
Payments on debt derivatives related to credit facility borrowings	(23,280)	(47,136)
Payments on debt derivatives related to senior notes	—	(2,710)
Payments on debt derivatives related to lease liabilities	(196)	(185)
Total payments on debt derivatives	(25,942)	(52,537)

Net proceeds on settlement of debt derivatives	107	492

Net proceeds on settlement of debt derivatives and forward contracts	107	492

Changes in fair value of derivative instruments
Below is a summary of the changes in fair value of our derivative instruments for 2024 and 2023.

Year ended December 31, 2024	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives	Equity derivatives	Virtual power purchase agreement	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	(470)	(101)	(15)	48	—	(538)
Proceeds received from settlement of derivatives	(203)	(25,846)	(1,640)	—	(1)	(27,690)
Payment on derivatives settled	196	25,746	1,590	—	2	27,534
Increase (decrease) in fair value of derivatives	829	206	197	(102)	(11)	1,119

Derivative instruments, end of year	352	5	132	(54)	(10)	425

Mark-to-market asset	1,194	7	132	—	—	1,333
Mark-to-market liability	(842)	(2)	—	(54)	(10)	(908)

Mark-to-market asset (liability)	352	5	132	(54)	(10)	425

Year ended December 31, 2023	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	916	72	94	54	1,136
Proceeds received from settlement of derivatives	(3,232)	(49,612)	(1,297)	—	(54,141)
Payment on derivatives settled	2,710	49,642	1,479	—	53,831
(Decrease) increase in fair value of derivatives	(864)	(203)	(291)	(6)	(1,364)

Derivative instruments, end of year	(470)	(101)	(15)	48	(538)

Mark-to-market asset	599	—	4	48	651
Mark-to-market liability	(1,069)	(101)	(19)	—	(1,189)

Mark-to-market (liability) asset	(470)	(101)	(15)	48	(538)

Derivative instruments details
During 2024 and 2023, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2024			Year ended December 31, 2023
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	14,943	1.366	20,407	38,205	1.348	51,517
Debt derivatives settled	17,136	1.364	23,368	34,964	1.348	47,126
Net cash received (paid) on settlement			87			(10)

US commercial paper program
Debt derivatives entered	2,008	1.374	2,758	1,803	1.357	2,447
Debt derivatives settled	1,807	1.371	2,478	1,848	1.345	2,486
Net cash received (paid) on settlement			13			(20)

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

2024 issuances
February 9, 2024	1,250	2029	5.000%	4.735%	1,684
February 9, 2024	1,250	2034	5.300%	5.107%	1,683
[1]    Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.
During 2024 and 2023, we entered and settled debt derivatives related to our outstanding lease liabilities as follows:

	Year ended December 31, 2024			Year ended December 31, 2023
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Debt derivatives entered	271	1.369	371	274	1.336	366
Debt derivatives settled	214	1.322	283	142	1.310	186
Below is a summary of the expenditure derivatives we entered and settled during 2024 and 2023 to manage foreign exchange risk related to certain forecast expenditures.

	Year ended December 31, 2024			Year ended December 31, 2023
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	1,140	1.340	1,528	1,650	1.325	2,187
Expenditure derivatives acquired	—	—	—	212	1.330	282
Expenditure derivatives settled	1,200	1.325	1,590	1,172	1.262	1,479

Fair value measurement of assets
Below is a summary of the financial instruments carried at fair value.

			As at December 31
	Carrying value		Fair value (Level 2)		Fair value (Level 3)
(In millions of dollars)	2024	2023	2024	2023	2024	2023
Financial assets
Investments, measured at FVTOCI:
Investments in private companies	128	118	—	—	128	118
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,194	599	1,194	599	—	—
Debt derivatives not accounted for as hedges	7	—	7	—	—	—
Expenditure derivatives accounted for as cash flow hedges	132	4	132	4	—	—
Equity derivatives not accounted for as hedges	—	48	—	48	—	—
Total financial assets	1,461	769	1,333	651	128	118

Financial liabilities
Long-term debt (including current portion)	41,896	40,855	39,765	39,001	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	842	1,069	842	1,069	—	—
Debt derivatives not accounted for as hedges	2	101	2	101	—	—
Expenditure derivatives accounted for as cash flow hedges	—	19	—	19	—	—
Equity derivatives not accounted as hedges	54	—	54	—
Total financial liabilities	42,794	42,044	40,663	40,190	—	—

Fair value measurement of liabilities
Below is a summary of the financial instruments carried at fair value.

			As at December 31
	Carrying value		Fair value (Level 2)		Fair value (Level 3)
(In millions of dollars)	2024	2023	2024	2023	2024	2023
Financial assets
Investments, measured at FVTOCI:
Investments in private companies	128	118	—	—	128	118
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,194	599	1,194	599	—	—
Debt derivatives not accounted for as hedges	7	—	7	—	—	—
Expenditure derivatives accounted for as cash flow hedges	132	4	132	4	—	—
Equity derivatives not accounted for as hedges	—	48	—	48	—	—
Total financial assets	1,461	769	1,333	651	128	118

Financial liabilities
Long-term debt (including current portion)	41,896	40,855	39,765	39,001	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	842	1,069	842	1,069	—	—
Debt derivatives not accounted for as hedges	2	101	2	101	—	—
Expenditure derivatives accounted for as cash flow hedges	—	19	—	19	—	—
Equity derivatives not accounted as hedges	54	—	54	—
Total financial liabilities	42,794	42,044	40,663	40,190	—	—

Disclosure of financial liabilities that are part of supplier finance arrangements
The following table presents additional information about the carrying amounts of our accounts payable and accrued liabilities subject to our supplier finance arrangements.

(In millions of dollars)	As at December 31, 2024	As at January 1, 2024

Presented within accounts payable and accrued liabilities	273	256
for which suppliers have received payment from the finance provider	264	208